Trade and Other Payables - Summary of Other Payables (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Settlement payables related to credit card transaction	₩ 2,365,477	₩ 2,095,989